                                                     --------------------------
                                                             OMB APPROVAL
                                                     --------------------------
                                                     OMB Number:      3235-0006
                                                     Expires: February 28, 1997
                        UNITED STATES                Estimated average burden
                 SECURITIES AND EXCHANGE COMMISSION  hours per response...24.60
                       Washington, D.C. 20549        --------------------------

                                                     --------------------------
                                                            SEC USE ONLY
                                                     --------------------------

                            FORM 13F
                                                     --------------------------

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 28, 2002
                                                       -------------

------------------------------------------------------------------------------
              (Please read instructions before preparing form.)
------------------------------------------------------------------------------

If amended report check here: [ ]

Marshfield Associates
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Name of Institutional Investment Manager

21 Dupont Circle, NW Ste. 310 Washington, DC 20036
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Business Address        (Street)        (City)       (State)     (Zip)

Chris Niemczewski, Managing Director, (202) 828-6200
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


--------------------------------ATTENTION-------------------------------------

               INTENTIONAL MISSTATEMENTS OR OMMISSIONS OF FACTS
                   CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                  SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
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    The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

    Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Washington and State of DC on the 14 day of August, 2002.


                                  Marshfield Associates
                                  -------------------------------------------
                                  (Name of Institutional Investment Manager)


                                       /s/ Chris Nicmczewski
                                  -------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                          to Submit This Report)




Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).


13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.



Name:                      13F File No.: Name:              13F File No.:
-------------------------- ------------- ------------------ --------------
1.                                       6.
-------------------------- ------------- ------------------ --------------
2.                                       7.
-------------------------- ------------- ------------------ --------------
3.                                       8.
-------------------------- ------------- ------------------ --------------
4.                                       9.
-------------------------- ------------- ------------------ --------------
5.                                       10.
-------------------------- ------------- ------------------ --------------

Marshfield Associates
FORM 13F
28-Jun-02

                                                                                                  Voting Authority
                                                                                                  ----------------
                                                          Value      Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class CUSIP      (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers   Sole    Shared   None
------------------------------  -------------- -----      --------   -------  ---  ----  -------  --------   ----    ------   ----
3M Co.                          COM            88579Y101      2373    19293   SH           Sole               19293
A.G. Edwards                    COM            281760108      2422    62320   SH           Sole               62320
American Express Company        COM            025816109      6729   185269   SH           Sole              185269
American International Group    COM            026874107      1017    14903   SH           Sole               14903
Berkley W.R. Corp               COM            084423102      3666    66651   SH           Sole               66651
Berkshire Hathaway Class B      COM            084670207     31828    14247   SH           Sole               14247
Bristol Myers-Squibb            COM            110122108       807    31383   SH           Sole               31383
CCC Information Services        COM            12487Q109     20619  1472785   SH           Sole             1472785
Citigroup                       COM            172967101     10518   271438   SH           Sole              271438
Coca-Cola Company               COM            191216100      1565    27952   SH           Sole               27952
Colgate-Palmolive Company       COM            194162103       576    11500   SH           Sole               11500
Disney (Walt) Company           COM            254687106       369    19502   SH           Sole               19502
Dover Corp.                     COM            260003108      6724   192116   SH           Sole              192116
ExxonMobil Corporation          COM            30231G102       950    23213   SH           Sole               23213
Federal Home Loan Mortgage Cor  COM            313400301     14852   242672   SH           Sole              242672
Federal National Mortgage Asso  COM            313586109     11056   149918   SH           Sole              149918
Gannett Inc.                    COM            364730101     14910   196446   SH           Sole              196446
General Electric Company        COM            369604103      7003   241062   SH           Sole              241062
Gillette Company, The           COM            375766102      1824    53857   SH           Sole               53857
Great Lakes Chemical            COM            390568103       396    14961   SH           Sole               14961
Heineken Holdings NV Shs A      COM                            944    29874   SH           Sole               29874
HomeFed Corp                    COM                            315   346454   SH           Sole              346454
Intel Corp                      COM            458140100      1460    79913   SH           Sole               79913
Johnson & Johnson               COM            478160104     15471   296031   SH           Sole              296031
Leucadia National Corporation   COM            527288104     19171   605540   SH           Sole              605540
Markel Corp                     COM            570535104     31583   160321   SH           Sole              160321
Marriott International Inc Cla  COM            571900109      5270   138500   SH           Sole              138500
Martin Marietta Materials       COM            573284106     26846   688366   SH           Sole              688366
Mc Donald's Corporation         COM            580135101     22760   800009   SH           Sole              800009
Merck & Co., Inc.               COM            589331107      1943    38360   SH           Sole               38360
Microsoft Corporation           COM            594918104      2256    41237   SH           Sole               41237
Mohawk Industries               COM            MHK           17128   278376   SH           Sole              278376
Morgan Stanley Dean Witter & C  COM            24240V101     12009   278769   SH           Sole              278769
Nestle ADR (Regular Shares)     COM            641069406      1117    19260   SH           Sole               19260
Odyssey Re Holdings             COM            67612W108     45588  2621499   SH           Sole             2621499
PepsiCo, Inc.                   COM            713448108     12731   264121   SH           Sole              264121
Pfizer Inc.                     COM            717081103      2236    63882   SH           Sole               63882
Roper Industries Inc            COM            776696106      6347   170165   SH           Sole              170165
Sabre Holdings Corp Cl A        COM            785905100      2107    58852   SH           Sole               58852
Sealed AirCorp                  COM            81211K100     27753   689168   SH           Sole              689168
St. Paul Companies              COM            792860108      2802    72000   SH           Sole               72000
State Street Corp               COM            857477103       538    12040   SH           Sole               12040
Verizon Communications          COM            077853109       413    10276   SH           Sole               10276
Washington Mutual Inc           COM            939322103     55529  1496329   SH           Sole             1496329
Wells Fargo & Company           COM            949740104     25723   513840   SH           Sole              513840
White Mountains Insurance Grou  COM            G9618E107     75524   238623   SH           Sole              238623
YUM! Brands Inc                 COM            988498101     63900  2184604   SH           Sole             2184604
REPORT SUMMARY                              47 DATA RECORDS 648462             0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED